Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000074154
Shareholder Report [Line Items]
Fund Name	New Covenant Growth Fund
Trading Symbol	NCGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month reporting period, but underperformed its benchmark, the Russell 3000 Index—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market.

U.S. stocks rose significantly during the reporting period as a result of strong corporate earnings as investors became less concerned about inflation. Growth stocks outperformed relative to value stocks, and shares of larger-capitalization companies outperformed relative to smaller-capitalization stocks. Lower-beta stocks generally lagged relative to higher-beta stocks.

Positions in the information technology and communication services sectors were the most notable positive contributors to Fund performance as they included several of the mega-cap growth stocks that led the market over the reporting period. Conversely, the utilities and consumer staples sectors were the primary detractors from Fund performance as those low-beta sectors underperformed the overall market during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New Covenant Growth Fund - $28396	Russell 3000 ™ Index (USD) - $31475
Jun/14	$10000	$10000
Jun/15	$10641	$10729
Jun/16	$10249	$10959
Jun/17	$12106	$12987
Jun/18	$13890	$14907
Jun/19	$14892	$16246
Jun/20	$15961	$17306
Jun/21	$22758	$24950
Jun/22	$19590	$21490
Jun/23	$23279	$25563
Jun/24	$28396	$31475

AssetsNet	$ 549,620,000
Holdings Count | Holding	1,506
Advisory Fees Paid, Amount	$ 1,206
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$549,620	1,506	$1,206	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.7%
Utilities	1.7%
Real Estate	2.5%
Materials	2.5%
Energy	3.6%
Consumer Staples	5.2%
Communication Services	8.3%
Industrials	8.8%
Consumer Discretionary	10.6%
Health Care	12.2%
Financials	12.8%
Information Technology	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	6.5%
NVIDIA Corp	5.8%
Apple Inc	5.8%
Amazon.com Inc	3.3%
Meta Platforms Inc, Class A	2.0%
Alphabet Inc, Class A	2.0%
Eli Lilly & Co	1.7%
Alphabet Inc, Class C	1.6%
Broadcom Inc	1.5%
Berkshire Hathaway Inc, Class B	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000074155
Shareholder Report [Line Items]
Fund Name	New Covenant Income Fund
Trading Symbol	NCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the 12-month period ending June 30, 2024.

The Fund’s slightly longer duration posture detracted from performance as yields rose during the first half of 2024. All spread sectors outperformed the overall U.S. bond market, as represented by the Bloomberg U.S. Aggregate Bond Index, and Fund performance benefited from overweight positions in agency mortgage-backed securities (MBS) and the financial sector. Security selection in agency MBS enhanced performance for the reporting period.

Among the Fund’s sub-advisers, Western Asset Management Company benefited from an overweight to corporate bonds, which outperformed over the period, while an overweight to 30-year U.S. Treasury bonds detracted from performance as yields moved higher. Income Research & Management’s performance was bolstered by overweight allocations and security selection within both the asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) sectors.

Strong labor markets and increasing wages resulted in a resilient consumer enabling ABS to outperform the overall market for the reporting period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. Consequently, the Fund’s overweight to MBS contributed positively to performance. The Fed continued to taper asset purchases for most of the reporting period, and agency MBS spreads widened, enabling the Fund’s managers to add high-quality liquid assets with a yield advantage to U.S. Treasurys.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 345,299,000
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 933
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$345,299	1,349	$933	83%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	- 0.1%
Consumer Staples	0.5%
Materials	0.6%
Real Estate	0.6%
Sovereign Debt	0.9%
Information Technology	1.1%
Municipal Bonds	1.1%
Cash Equivalent	1.2%
Communication Services	1.6%
Industrials	1.7%
Consumer Discretionary	1.8%
Health Care	2.0%
Utilities	2.2%
Energy	2.5%
Asset-Backed Securities	8.1%
Financials	9.9%
U.S. Treasury Obligations	22.0%
Mortgage-Backed Securities	41.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	01/31/29	3.4%
U.S. Treasury Notes	0.750%	05/31/26	2.0%
U.S. Treasury Notes	4.000%	02/15/34	1.7%
U.S. Treasury Notes	4.375%	08/31/28	1.4%
U.S. Treasury Notes	3.500%	01/31/28	1.3%
U.S. Treasury Notes	4.375%	11/30/28	0.9%
U.S. Treasury Notes	3.625%	05/31/28	0.9%
U.S. Treasury Bills	5.332%	08/20/24	0.8%
U.S. Treasury Notes	4.000%	01/31/31	0.7%
U.S. Treasury Notes	4.625%	04/30/29	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000013702
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Growth Fund
Trading Symbol	NCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 354,322,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
C000074153
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Income Fund
Trading Symbol	NCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 75,461,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%